Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items
1
1 0 1
Total 23 120 143
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 1 0 0 0
Total 29 0 29
For the year ended 31.12.21
Global Wealth Management (28) (1) (29)
Personal & Corporate Banking (62) (24) (86)
Asset Management 0 1 1
Investment Bank (34) 0 (34)
Non-core and Legacy 0 0 0
Group Items
1
0 0 0
Total (123) (25) (148)
1 Starting with the third quarter of 2023, Non-core and Legacy became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been restated to reflect these changes.

Disclosure Of Key Macro Economic Scenario Weights Explanatory

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.23 31.12.22
Asset price inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 0.0
Stagflationary geopolitical crisis 25.0 25.0
Global crisis 0.0 15.0

Disclosure Of Key Macro Economic Variables Explanatory

Scenario assumptions One year Three years cumulative
31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (% change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (% change)
United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (% change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (% change)
Single-Family Homes 6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (% change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Scenario assumptions One year Three years cumulative
31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis Global crisis
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis Global crisis
Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)
United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 25 (6) 235 (326) 70 (13) 205 (291)
EUR 20 48 250 (271) 58 45 220 (247)
CHF 25 46 220 (210) 63 57 205 (160)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes 6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

Disclosure Of Credit Risk Exposure Movement Explanatory

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2022 (1,091) (260) (267) (564)
Net movement from new and derecognized transactions
1
(11) (27) 9 7
of which: Private clients with mortgages (5) (8) 3 0
of which: Real estate financing (2) (4) 3 0
of which: Large corporate clients 2 (8) 3 7
of which: SME clients (3) (3) 0 0
of which: Other (4) (4) 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(140) 8 (7) (142)
of which: Private clients with mortgages 3 1 3 (1)
of which: Real estate financing (2) 2 (5) 0
of which: Large corporate clients (76) 3 (3) (76)
of which: SME clients (56) 1 (1) (55)
of which: Other (10) 1 0 (11)

of which: Financial intermediaries and hedge funds
0 0 1 0

of which: Loans to financial advisors
1 0 0 0
Remeasurements without stage transfers
3
35 7 14 14
of which: Private clients with mortgages 5 (5) 14 (3)
of which: Real estate financing 5 2 3 (1)
of which: Large corporate clients 15 13 10 (8)
of which: SME clients 44 (1) 1 44
of which: Other (34) (2) (14) (18)

of which: Sovereigns
(15) 0 (15)

0

of which: Loans to financial advisors
(7) 1 0 (8)
Model changes
4
(27) (18) (9) 0
Movements with profit or loss impact
5
(143) (30) 7 (120)
Movements without profit or loss impact (write-off, FX and other)
6
(10) (18) (13) 21
Balance as of 31 December 2023 (1,244) (308) (272) (664)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8)

0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact (write-off, FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (260) (267) (564)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2023 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
On- and off-balance sheet
(272) (197) (23) (53)
of which: Private clients with mortgages (89) (69) 0 (21)
of which: Real estate financing (26) (21) 0 (5)
of which: Large corporate clients (66) (48) (15) (2)
of which: SME clients (38) (23) (5) (9)
of which: Financial intermediaries and hedge funds (4) (4) 0 0 of which: Loans to financial advisors (1) 0 0 (1)
of which: Credit cards (13) (13)
of which: Other (33) (31) (2) (1)

Disclosure Of Maximum Exposure To Credit Risk Explanatory

Maximum exposure to credit risk
31.12.23
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 171.8 171.8
Amounts due from banks
4
28.2 0.2 4.8 0.1 23.1
Receivables from securities financing transactions
measured at amortized cost
74.1 0.0 70.7 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
32.3 22.8 9.5
Loans and advances to customers 405.6 31.4 105.2 222.7 24.9 2.8 18.7
Other financial assets measured at amortized cost 54.3 0.1 0.8 0.0 1.5 51.9
Total financial assets measured at amortized cost 766.4 31.5 176.8 222.7 33.9 22.8 0.0 2.9 275.7
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 768.6 31.5 176.8 222.7 33.9 22.8 0.0 2.9 277.9
Guarantees
7
33.2 1.6 19.8 0.2 1.8 2.0 7.8
Irrevocable loan commitments 43.9 0.2 2.0 1.8 8.9 0.0 1.0 30.0
Forward starting reverse repurchase and securities
borrowing agreements 10.4 10.4 0.0
Committed unconditionally revocable credit lines 47.4 0.5 9.1 7.1 5.1 0.6 25.1
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 134.8 2.3 41.3 9.0 15.7 0.0 0.0 3.5 62.9
31.12.22
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Amounts due from banks
4
14.7 0.0 0.1 14.6
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 390.0 36.1 115.9 197.8 19.6 3.0 17.6
Other financial assets measured at amortized cost 53.4 0.1 0.5 0.0 1.3 51.4
Total financial assets measured at amortized cost 730.4 36.2 181.0 197.9 23.4 22.9 0.0 3.0 266.1
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 732.6 36.2 181.0 197.9 23.4 22.9 0.0 3.0 268.3
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Irrevocable loan commitments 39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting reverse repurchase and securities
borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 43.6 0.2 8.2 6.0 6.2 0.5 22.5
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 109.4 1.6 24.4 7.5 14.7 0.0 0.1 3.3 58.0
1 Of which: USD 1,637
m for 31 December 2023

(31 December 2022: USD
1,372
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
105
m for 31 December 2023

(31 December
2022: USD 113
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and

other collateral. For

the purpose of this

disclosure, UBS AG

applies a risk-based

approach that generally prioritizes

collateral according to its

liquidity profile. In the

case of loan facilities
with funded and unfunded elements, the

collateral is first allocated to the funded element.

3 Includes but is not limited to life insurance contracts,

rights in respect of subscription or capital commitments from fund partners, inventory, mortgage loans, gold

and other commodities.

4 Amounts due from banks include amounts held with third-party banks on behalf of clients.

The credit risk associated with these balances may be
borne by those clients.

5 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents

the netting potential not recognized on the balance sheet. Refer to

Note 21 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through
the Fixed Income Clearing Corporation

(FICC). As part of

this arrangement, UBS guarantees

FICC for prompt and

full payment and performance

of the clients‘ respective

obligations under the FICC rules.

The Group
minimizes its liability under

these guarantees by obtaining

a security interest in

the cash or high-quality

securities collateral that the

clients place with the

clearing house; therefore,

the risk of loss

is expected to be
remote.

Disclosure Of Internal Credit Exposures Explanatory

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 171,573 215 0 0 43 0 171,832 (26) 171,806 of which: stage 1 171,573 215 0 0 0 0 171,788 0 171,788
of which: stage 2 0 0 0 0 43 0 43 (26) 18
Amounts due from banks 811 25,095 1,359 463 485 0 28,213 (7) 28,206 of which: stage 1 811 25,095 1,354 462 476 0 28,198 (6) 28,191 of which: stage 2 0 0 5 1 9 0 15 (1) 14
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
of which: stage 1 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
Cash collateral receivables on derivative instruments 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300 of which: stage 1 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300
Loans and advances to customers 5,993 196,897 82,867 89,738 28,486 2,586 406,568 (935) 405,633
of which: stage 1 5,993 195,590 80,534 82,633 20,916 0 385,666 (173) 385,493
of which: stage 2 0 1,307 2,333 7,106 7,570 0 18,316 (185) 18,131 of which: stage 3 0 0 0 0 0 2,586 2,586 (577) 2,009
Other financial assets measured at amortized cost 25,727 20,541 678 6,770 499 206 54,421 (87) 54,334 of which: stage 1 25,727 20,539 659 6,619 353 0 53,897 (16) 53,882 of which: stage 2 0 2 19 151 146 0 317 (5) 312
of which: stage 3 0 0 0 0 0 206 206 (66) 141
Total financial assets measured at amortized cost 248,802 272,281 97,400 115,386 30,802 2,792 767,462 (1,057) 766,407
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 250,024 273,131 97,400 115,547 30,802 2,792 769,696 (1,057) 768,640
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Amounts due from banks 862 11,150 832 996 837 0 14,676 (6) 14,671 of which: stage 1 862 11,150 832 996 836 0 14,675 (5) 14,670 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
measured at amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on derivative instruments 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033 of which: stage 1 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
Loans and advances to customers 6,491 216,824 68,444 76,147 20,891 2,012 390,810 (783) 390,027
of which: stage 1 6,491 215,332 66,202 69,450 15,557 0 373,032 (129) 372,903
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at amortized cost 29,011 16,649 447 6,708 450 210 53,475 (86) 53,389 of which: stage 1 29,011 16,646 427 6,426 336 0 52,846 (17) 52,829 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets measured at amortized cost 242,660 274,337 85,731 103,216 23,102 2,222 731,269 (890) 730,379
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance sheet financial instruments 243,966 275,178 85,731 103,308 23,102 2,222 733,508 (890) 732,618
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees 17,771 7,306 4,268 2,800 948 118 33,211 (40)
of which: stage 1 17,771 7,267 4,219 2,301 774 0 32,332 (14)
of which: stage 2 0 39 49 499 174 0 761 (7)
of which: stage 3 0 0 0 0 0 118 118 (19)
Irrevocable loan commitments 1,720 13,920 9,834 11,142 7,345 56 44,018 (95)
of which: stage 1 1,720 13,920 9,781 10,845 5,818 0 42,085 (55)
of which: stage 2 0 0 53 298 1,527 0 1,878 (38)
of which: stage 3 0 0 0 0 0 56 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 135 0 0 10,373 0
Total off-balance sheet financial instruments 29,643 21,228 14,186 14,077 8,293 174 87,601 (134)
Credit lines
Committed unconditionally revocable credit lines 2,604 17,303 10,893 11,950 4,616 56 47,421 (49)
of which: stage 1 2,604 16,903 10,553 11,452 3,941 0 45,452 (39)
of which: stage 2 0 400 341 497 675 0 1,913 (10)
of which: stage 3 0 0 0 0 0 56 56 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 826 501 4 4,183 (4)
of which: stage 1 4 1,803 1,045 824 493 0 4,169 (3)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,609 19,105 11,939 12,776 5,117 59 51,604 (53)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees 7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase and securities borrowing agreements 2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet financial instruments 11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable credit lines 2,288 16,483 9,247 11,885 3,739 36 43,677 (40)
of which: stage 1 2,288 15,777 8,960 11,355 3,429 0 41,809 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation of existing loans 7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 18,421 10,736 12,753 4,131 37 48,373 (42)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Scenario Sensitivity Analysis Explanatory

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (133) (43) (10) (521) (63) (368)
Real estate financing (52) (34) (21) (200) (36) (125)
Large corporate clients (152) (108) (53) (252) (146) (234)
SME clients (103) (85) (57) (186) (96) (164)
Other segments (140) (126) (78) (162) (151) (302)
Total (580) (396) (219) (1,322) (492) (1,193)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis 100% Global crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)

Scenario Sensitivity Analysis Calculation Change Explanatory

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2023
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild Debt
Crisis Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (3) (104) (3) (14)
+0.50% 3 125 6 17
+1.00% 7 274 14 42
Unemployment rate (absolute change)
–1.00% (4) (142) (6) (20)
–0.50% (2) (76) (3) (11)
+0.50% 2 89 3 13
+1.00% 5 188 7 26
Real GDP growth (relative change)
–2.00% 10 27 11 14
–1.00% 6 13 6 8
+1.00% (3) (12) (6) (6)
+2.00% (5) (22) (7) (10)
House Price Index (relative change)
–5.00% 16 174 25 46
–2.50% 8 84 12 21
+2.50% (7) (76) (9) (18)
+5.00% (11) (149) (19) (34)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 4 10 8 6
–5.00% 2 5 3 2
+5.00% (2) (5) (3) (2)
+10.00% (3) (8) (5) (4)